united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/14

Item 1. Reports to Stockholders.

Cozad Small Cap Value Fund

Class A: COZAX
Class I: COZIX
Class N: COZNX

Semi-Annual Report
December 31, 2014

1-855-528-0707
www.cozadfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

2501 Galen Drive • P.O. Box 3669 Champaign, Illinois 61826 (217) 356-8363 • (800) 437-1686 FAX (217) 355-1359

Dear Shareholders:

We are pleased to present you with the Cozad Small Cap Value Fund Semi-Annual Report for the six months ended December 31, 2014.

The Cozad Small Cap Value Fund returned 1.7% vs the benchmark Russell 2000 Value Index return of 0.0% for six months ended December 31, 2014. Over the last twelve months, the Fund’s return is 5.4% versus the benchmark return of 4.2%. In addition for the period ended December 31, 2014, the Fund strongly outperformed its Morningstar Small Value category, which returned 3.3%. Underscoring the Fund’s performance is the Morningstar “% of Peer Group Beaten” data point which currently stands at 92% of peers beaten for the Fund. Despite a very sideways year for the small cap value asset class in 2014, our focus on behavioral information events and quality company Fundamentals proved successful once again, and as a result, led to consistent value-added excess return for the Fund.

Cozad Asset Management, Inc. (“CAM”) has maintained a stance consistent with its historical approach. Studies in Behavioral Finance demonstrate that there are predictable movements in stock prices. These movements are the possible result of inefficiencies in investor reaction to important corporate decisions, suggesting that investors underreact to important announcements. The strategy seeks long-term capital appreciation through the application of a robust body of academic research focused in Behavioral Finance with two goals of seeking to generate stable, consistent alpha by using key information signals and managing risk at or below the benchmark. CAM looks for stocks with a combination of the following qualities:

■	They exhibit positive information signals;

■	They are reasonably valued relative to peer companies; and

■	They have strong balance sheets and have higher quality characteristics relative to peer companies.

2014 brought a variety of difficulties with respect to managing a portfolio. Some inconsistencies affecting small cap returns were: 1) Growth was favored – specifically as it relates to highly market sensitive (high beta) stocks, 2) Value took over but Large Caps firmly led the way, 3) Market overreaction to Federal Reserve statements led small caps into correction territory (and as behavioral actions tend to go, the overreaction was corrected and reversed), 4) Oil caused a panic but fueled Santa’s Rally!1 Therefore, 2014 was a year of sideways returns to small cap stocks.

The biggest story of 4Q, and the year, was energy, which was a significant detractor to absolute Fund performance and accordingly contributed -2.15% to the 4Q Fund return. However, when broken down on an attribution basis, the Fund’s strong focus on active risk management shown through. Specifically, the Selection and Allocation effects negated each other in the 4th quarter which resulted in an overall 0% contribution to return. Rolling up attribution for the entire year, energy’s negative contribution was offset by strong reversals of some previously beaten down

1 The phrase “Santa’s Run” refers to the December market pricing anomaly originally noted by Yale Hirsch as the “December Effect” and now more commonly referred to as the “Santa Rally.” There are multiple factors cited for these observed rising prices. For more information: please perform a Google search for “Santa Rally.”

Securities offered through M Holdings Securities, Inc.

A registered broker/dealer, Member FINRA/SIPC

Investment advisory services offered through Cozad Asset Management, Inc.
Cozad Asset Management, Inc. is independently owned and operated.

2501 Galen Drive • P.O. Box 3669 Champaign, Illinois 61826 (217) 356-8363 • (800) 437-1686 FAX (217) 355-1359

sectors/positions such as Skywest, Hackett, and Qlogic (Respective Sectors: Producer Durables/Technology; Tickers & Weights: SKYW (1.2%), HCKT (1%), QLGC (1.6%).

We expect the market to continue to exhibit significant volatility in energy and energy-related sectors for the foreseeable future. Much uncertainty currently surrounds oil price levels, and this uncertainty is compounded by the myriad of underlying issues such as the political and economic stability of oil exporting nations (Primarily Russia and OPEC) and the future picture of US production. We expect this to make any respective return generation null at best.

However, from a total portfolio and overall asset class standpoint, we believe 2015 is set up to be a strong year. Assuming the status quo, the roughly sideways return to small cap value in 2014, coupled with domestic strength and the knock-on effect of low oil prices as they translate to consumer spending make a compelling case for the asset class. Thank you for being a shareholder of the Cozad Small Cap Value Fund.

Sincerely,

Greg Cozad, President & CEO	David Wetherell, Portfolio Manager

Cozad Small Cap Value Fund

Past performance is no assurance of future results. Investors cannot directly invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charges.

Mutual Funds involve risk, including possible loss of principal. The Adviser has a limited history of managing mutual funds for investors to evaluate. The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect and may not produce the desired results. The price of small capitalization company stocks may be subject to more abrupt market movements than larger, more established companies in general. The fund can have a higher portfolio turnover that can result in higher transactional costs and may result in higher taxes when the Funds shares are held in a taxable account.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Cozad Small Cap Value Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-855-528-0707. The prospectus should be read carefully before investing. The Cozad Small Cap Value Fund is distributed by Northern Lights Distributors, LLC member FINRA.

Cozad Asset Management, Inc. is not affiliated with Northern Lights Distributors, LLC.

Cozad Asset Management, Inc. and M Holdings Securities, Inc are not affiliated with Northern Lights Distributors.

4058-NLD-1/22/2015

Securities offered through M Holdings Securities, Inc.

A registered broker/dealer, Member FINRA/SIPC

Investment advisory services offered through Cozad Asset Management, Inc.
Cozad Asset Management, Inc. is independently owned and operated.

COZAD SMALL CAP VALUE FUND

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for the year or periods ended December 31, 2014, compared to its benchmarks

				Inception**-	Inception***-
	Six	One	Three	December 31,	December 31,
	Months	Year	Year	2014	2014
Cozad Small Cap Value Fund – Class A	1.73%	N/A	N/A	—	1.73%
Cozad Small Cap Value Fund – Class A with load	(4.12)%	N/A	N/A	—	(4.12)%
Cozad Small Cap Value Fund – Class N	1.73%	N/A	N/A	—	1.73%
Cozad Small Cap Value Fund – Class I****	1.73%	5.42%	19.74%	17.10%	—
Russell 2000 Value Total Return*****	0.01%	4.22%	18.29%	14.89%	0.01%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 2.04% for Class A and Class N shares, 1.79% for Class I per the July 1, 2014 prospectus. Class A shares are subject to a maximum sales charge of 5.75%. For performance information current to the most recent month-end, please call toll-free 1-855-528-0707.

**	Inception date is September 30, 2010 for Class I shares.

***	Inception date is June 30, 2014 for Class A and N shares.

****	The Fund is the successor to the Cozad Small Cap Value Fund I, LP (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by Cozad Asset Management, Inc., and has substantially similar investment objectives and strategies to those of the Fund. Class I performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations as a series of the Trust on June 30, 2014. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”).

*****	The Russell 2000 Value Total Return measures the performance of approximately 2,000 small-cap companies of the biggest U.S. stocks.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets

Common Stocks	98.6%
Other, Cash & Cash Equivalents	1.4%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

See accompanying notes to financial statements.

COZAD SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2014

Shares		Value
	COMMON STOCKS - 98.6%
	AIRLINES - 1.2%
25,500	SkyWest, Inc.	$338,640

	APPAREL - 1.2%
3,550	Carter’s, Inc.	309,950
3,900	Crocs, Inc. *	48,711
		358,661
	AUTO MANUFACTURERS - 0.5%
3,000	Oshkosh Corp.	145,950

	BANKS - 14.2%
40,750	Associated Banc Corp.	759,172
3,100	Boston Private Financial Holdings, Inc.	41,757
74,250	First Commonwealth Financial Corp.	684,585
12,200	FirstMerit Corp.	230,458
56,500	Fulton Financial Corp.	698,340
8,360	MB Financial, Inc.	274,710
29,280	National Penn Bancshares, Inc.	308,172
33,756	OFG Bancorp.	562,037
24,750	Old National Bancorp.	368,280
2,550	Webster Financial Corp.	82,952
8,250	Wilshire Bancorp, Inc.	83,573
		4,094,036
	BUILDING MATERIALS - 1.1%
24,000	Griffon Corp.	319,200

	CHEMICALS - 3.8%
6,850	Axiall Corp.	290,919
900	Cytec Industries, Inc.	41,553
3,550	Koppers Holdings, Inc.	92,229
12,750	Olin Corp.	290,318
6,900	OM Group, Inc.	205,620
4,350	Stepan Co.	174,348
		1,094,987
	COAL - 0.2%
2,351	SunCoke Energy, Inc.	45,468

	COMMERCIAL SERVICES - 5.1%
7,060	FTI Consulting, Inc. *	272,728
39,700	Hackett Group, Inc.	348,963
6,550	Kelly Services, Inc.	111,481
20,250	Resources Connection, Inc.	333,113
8,000	Universal Technical Institute, Inc.	78,720
12,600	Weight Watchers International, Inc.	312,984
		1,457,989
	COMPUTERS - 1.5%
27,600	Computer Task Group, Inc.	263,028
5,850	Convergys Corp.	119,165
1,850	Mentor Graphics Corp.	40,552
		422,745

See accompanying notes to financial statements.

COZAD SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2014

Shares		Value
	DIVERSIFIED FINANCIAL SERVICES - 1.5%
32,895	Calamos Asset Management, Inc.	$438,161

	ELECTRIC - 1.9%
5,350	Dynegy, Inc. *	162,373
7,000	El Paso Electric Co.	280,420
3,350	Otter Tail Corp.	103,716
		546,509
	ELECTRICAL COMPONENTS & EQUIPMENT- 1.2%
23,420	General Cable Corp.	348,958

	ENGINEERING & CONSTRUCTION - 0.8%
6,350	Dycom Industries, Inc. *	222,822

	ENVIRONMENTAL CONTROL - 1.6%
4,150	Covanta Holding Corp.	91,342
14,100	Tetra Tech, Inc.	376,470
		467,812
	FOREST PRODUCTS & PAPER - 1.6%
600	Deltic Timber Corp.	41,040
17,000	PH Glatfelter Co.	434,690
		475,730
	GAS - 1.5%
2,650	New Jersey Resources Corp.	162,180
700	Southwest Gas Corp.	43,267
3,950	WGL Holdings, Inc.	215,749
		421,196
	HEALTHCARE PRODUCTS - 3.6%
3,550	Analogic Corp.	300,365
21,139	CryoLife, Inc.	239,505
4,800	Haemonetics Corp. *	179,616
3,850	Hill-Rom Holdings, Inc.	175,637
8,300	Invacare Corp.	139,108
		1,034,231
	HOME FURNISHINGS - 1.9%
45,220	TiVo, Inc. *	535,405

	INSURANCE - 8.0%
23,100	CNO Financial Group, Inc.	397,782
20,685	First American Financial Corp.	701,221
7,300	Kemper Corp.	263,603
10,330	ProAssurance Corp.	466,400
11,250	Validus Holdings Ltd.	467,550
		2,296,556
	INVESTMENT COMPANIES - 1.5%
44,010	MVC Capital, Inc.	432,618

See accompanying notes to financial statements.

COZAD SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2014

Shares		Value
	IRON & STEEL - 0.1%
1,750	Schnitzer Steel Industries, Inc.	$39,480

	LODGING - 0.6%
9,994	Marcus Corp.	184,989

	MACHINERY - DIVERSIFIED - 2.1%
7,100	Babcock & Wilcox Co.	215,130
19,400	Briggs & Stratton Corp.	396,148
		611,278
	MEDIA - 1.1%
5,700	Meredith Corp.	309,624
100	Scholastic Corp.	3,642
		313,266
	METAL FABRICATE/HARDWARE - 0.3%
700	Valmont Industries, Inc.	88,900

	MINING - 0.6%
2,300	Kaiser Aluminum Corp.	164,289

	OFFICE FURNISHINGS - 1.2%
19,900	Steelcase, Inc.	357,205

	OIL & GAS - 2.4%
65,700	Comstock Resources, Inc.	447,417
43,620	Energy XXI Bermuda Ltd.	142,201
3,050	Western Refining, Inc.	115,229
		704,847
	OIL & GAS SERVICES - 6.1%
15,300	Bristow Group, Inc.	1,006,587
1,000	Exterran Holdings, Inc.	32,580
27,900	Gulfmark Offshore, Inc.	681,318
500	SEACOR Holdings, Inc.*	36,905
		1,757,390
	PHARMACEUTICALS - 0.8%
6,450	Owens & Minor, Inc.	226,460

	REAL ESTATE INVESTMENT TRUSTS - 8.0%
11,900	CBL & Associates Properties, Inc.	231,098
28,800	Chambers Street Properties	232,128
4,850	DuPont Fabros Technology, Inc.	161,214
15,050	Dynex Capital, Inc.	124,162
3,350	EPR Properties	193,060
52,800	Investors Real Estate Trust	431,376
5,950	LaSalle Hotel Properties	240,796
8,400	Medical Properties Trust, Inc.	115,752
9,300	RLJ Lodging Trust	311,829
2,000	Ryman Hospitality Properties, Inc.	105,480
10,600	Sunstone Hotel Investors, Inc.	175,006
		2,321,901

See accompanying notes to financial statements.

COZAD SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2014

Shares		Value
	RETAIL - 8.5%
2,400	Abercrombie & Fitch Co.	$68,736
24,750	Chico’s FAS, Inc.	401,197
10,326	Children’s Place, Inc.	588,582
8,800	DSW, Inc.	328,240
1,500	Finish Line, Inc.	36,465
2,900	Movado Group, Inc.	82,273
41,600	Pier 1 Imports, Inc.	640,640
3,300	Ruth’s Hospitality Group, Inc.	49,500
30,250	Wendy’s Co.	273,158
		2,468,791
	SAVING & LOANS - 1.9%
5,423	Berkshire Hills Bancorp, Inc.	144,577
4,650	Flushing Financial Corp.	94,255
3,400	Northwest Bancshares, Inc.	42,602
14,202	Provident Financial Holdings, Inc.	214,876
2,450	Washington Federal, Inc.	54,268
		550,578
	SEMICONDUCTORS - 3.5%
18,200	Fairchild Semiconductor International, Inc.	307,216
25,800	PMC-Sierra, Inc. *	236,328
34,900	QLogic Corp. *	464,868
		1,008,412
	SOFTWARE - 1.7%
15,925	Epiq Systems, Inc.	271,999
6,900	ManTech International Corp.	208,587
		480,586
	TELECOMMUNICATIONS - 5.8%
16,600	ADTRAN, Inc.	361,880
3,750	Anixter International, Inc.	331,725
12,500	Black Box Corp.	298,750
51,400	Harmonic, Inc. *	360,314
1,500	NeuStar, Inc. - Class A *	41,700
10,600	Telephone & Data Systems, Inc.	267,650
		1,662,019

	TOTAL COMMON STOCKS (Cost $28,358,366)	28,438,065

See accompanying notes to financial statements.

COZAD SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2014

Shares		Value
	SHORT-TERM INVESTMENT - 1.0%
	MONEY MARKET FUND - 1.0%
296,746	Dreyfus Cash Management, Institutional Shares, 0.03%** (Cost $296,746)	$296,746

	TOTAL INVESTMENTS - 99.6% (Cost $28,655,112) (a)	$28,734,811
	OTHER ASSETS LESS LIABILITIES - 0.4%	117,661
	NET ASSETS - 100.0%	$28,852,472

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $28,655,112 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,751,412
Unrealized Depreciation:	(1,671,713)
Net Unrealized Appreciation:	$79,699

*	Non-income producing security

**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2014.

See accompanying notes to financial statements.

COZAD SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

December 31, 2014

ASSETS
Investment in securities at value (identified cost $28,655,112)	$28,734,811
Receivable for Fund shares sold	46,000
Dividends and interest receivable	93,420
Prepaid Expenses	13,444
TOTAL ASSETS	28,887,675

LIABILITIES
Investment advisory fees payable	14,571
Distribution (12b-1) fees payable	1
Fees payable to other affiliates	3,328
Accrued expenses and other liabilities	17,303
TOTAL LIABILITIES	35,203
NET ASSETS	$28,852,472

Net Assets Consist Of:
Paid in capital	$28,626,946
Accumulated net investment income	12,263
Accumulated net realized gain from security transactions	133,564
Net unrealized appreciation on investments	79,699
NET ASSETS	$28,852,472

Net Asset Value Per Share:
Class A Shares:
Net Assets	$10,064
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	504
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$19.97
Maximum offering price per share (maximum sales charge of 5.75%)	$21.19

Class I Shares:
Net Assets	$28,842,388
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,444,303
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$19.97

Class N Shares:
Net Assets	$20	*
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$19.97

*	NAV may recalculate due to rounding of shares.

COZAD SMALL CAP VALUE FUND

STATEMENT OF OPERATIONS (Unaudited)

For the Period Ended December 31, 2014*

INVESTMENT INCOME
Dividends	$364,241
Interest	74
TOTAL INVESTMENT INCOME	364,315

EXPENSES
Investment advisory fees	161,921
Distribution (12b-1) fees:
Class A	1
Administrative services fees	16,534
Transfer agent fees	15,003
Accounting services fees	13,309
Legal fees	12,621
Audit fees	8,319
Compliance officer fees	7,562
Printing and postage expenses	6,050
Custodian fees	3,025
Trustees fees and expenses	2,521
Registration fees	1,890
Insurance expense	1,008
Other expenses	2,016
TOTAL EXPENSES	251,780

Less: Fees waived and expenses reimbursed by the Adviser	(89,895)

NET EXPENSES	161,885
NET INVESTMENT INCOME	202,430

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	438,702
Net change in unrealized appreciation on investments	79,699

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	518,401

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$720,831

*	The Cozad Small Cap Value Fund commenced operations as a series of Northern Lights Fund Trust III on June 30, 2014.

COZAD SMALL CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Period Ended
	December 31,
	2014**
	(Unaudited)
FROM OPERATIONS
Net investment income	$202,430
Net realized gain from security transactions	438,702
Net change in unrealized appreciation on investments	79,699
Net increase in net assets resulting from operations	720,831

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	***
Class I	(305,138)
Class N	—	***
From net investment income:
Class A	—	***
Class I	(190,167)
Class N	—	***
Net decrease in net assets resulting from distributions to shareholders	(495,305)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	9,447
Class I	28,357,730
Class N	20
Net asset value of shares issued in reinvestment of distributions:
Class I	494,806
Payments for shares redeemed:
Class I	(235,057)
Net increase in net assets resulting from shares of beneficial interest	28,626,946

TOTAL INCREASE IN NET ASSETS	28,852,472

NET ASSETS
Beginning of Period	—
End of Period *	$28,852,472
* Includes accumulated net investment income of:	$12,263

**	The Cozad Small Cap Value Fund commenced operations as a series of Northern Lights Fund Trust III on June 30, 2014.

***	Amount represents less than $0.005.

COZAD SMALL CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)(Continued)

Period Ended
December 31,
2014**
(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	504
Net increase in shares of beneficial interest outstanding	504

Class I:*
Shares Sold	1,429,852
Shares Reinvested	26,404
Shares Redeemed	(11,953)
Net increase in shares of beneficial interest outstanding	1,444,303

Class N:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

*	The Cozad Small Cap Value Fund Class I commenced operations on September 30, 2010 in the Predecessor Fund.

**	The Cozad Small Cap Value Fund commenced operations as a series of Northern Lights Fund Trust III on June 30, 2014.

COZAD SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Class A	Class I	Class N
Period Ended December 31, 2014 (1)	(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$20.00	$20.00	$20.00

Activity from investment operations:
Net investment income (2)	0.67	0.17	0.29
Net realized and unrealized gain (loss) on investments	(0.34)	0.16	0.04
Total from investment operations	0.33	0.33	0.33

Less distributions from:
Net investment income	(0.14)	(0.14)	(0.14)
Net realized gains	(0.22)	(0.22)	(0.22)
Total distributions	(0.36)	(0.36)	(0.36)
Net asset value, end of period	$19.97	$19.97	$19.97

Total return (3)(8)	1.73%	1.73%	1.73%

Net assets, at end of period (000s)	$10	$28,842	$20 (9)

Ratio of gross expenses to average net assets (4)(5)(6)	2.30%	2.05%	2.30%
Ratio of net expenses to average net assets (5)	1.55%	1.30%	1.55%
Ratio of net investment loss to average net assets (5)(7)	6.68%	1.63%	2.85

Portfolio Turnover Rate (8)	34%	34%	34%

(1)	The Cozad Small Cap Value Fund’s Class I commenced operations on September 30, 2010. The Cozad Small Cap Value Fund’s Class A and Class N shares commenced operations on June 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

COZAD SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2014

1.	ORGANIZATION

The Cozad Small Cap Value Fund (the “Fund”), is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek capital appreciation. The Fund commenced operations on June 30, 2014.

The Fund acquired all of the assets and liabilities of the Cozad Small Cap Value Fund I, LP (“Predecessor Fund”), in a tax-free reorganization on July 1, 2014 (the “Reorganization”). In connection with the Reorganization, shares of the Predecessor Fund were exchanged for Class I shares of the Fund.

The Fund currently offers Class A, Class I, and Class N shares. Class I, Class N shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more

COZAD SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2014

representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the

COZAD SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2014

asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014 for the Fund’s assets measured at fair value:

Assets*	Level 1	level 2	Level 3	Total
Common Stocks	$28,438,065	$—	$—	$28,438,065
Short-Term Investment	296,746	—	—	$296,746
Total	$28,734,811	$—	$—	$28,734,811

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These

COZAD SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2014

“book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Fund. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that Fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended December 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $36,447,789 and $8,528,125 respectively.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Cozad Asset Management, Inc. serves as the Fund’s Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

COZAD SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2014

Pursuant to an Advisory Agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.30% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until October 31, 2016, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.04% per annum of Class A average daily net assets, 1.79% per annum for Class I average daily net assets, and 2.04% per annum for Class N average daily net assets (the “expense limitation”). For the six months ended December 31, 2014, the Adviser waived expenses of $89,895.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses attributable to Class A, Class I and Class N shares are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If the Operating Expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Adviser may seek recoupment only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

Distributor – The Trust, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to Class A, and Class N, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. Pursuant to the Plans, $1 in distribution fees for Class A was incurred during the period ended December 31, 2014.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of GFS. On sales of Class A for the period ended December 31, 2014, the Distributor received $573 from front-end sales charge of which $73 was retained by the principal underwriter or other affiliated broker-dealers.

COZAD SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2014

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

Gemcom, LLC (“Gemcom”)- Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives fees from the Fund.

5.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Cozad Small Cap Value Fund
EXPENSE EXAMPLES (Unaudited)
December 31, 2014

As a shareholder of the Cozad Small Cap Value Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cozad Small Cap Value Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2014 through December 31, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	7/1/14	12/31/14	7/1/14 – 12/31/14	7/1/14 – 12/31/14
Class A	$1,000.00	$1,017.30	$7.88	1.55%
Class I	1,000.00	1,017.30	6.61	1.30
Class N	1,000.00	1,017.30	7.88	1.55

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	7/1/14	12/31/14	7/1/14 – 12/31/14	7/1/14 – 12/31/14
Class A	$1,000.00	$1,017.39	$7.88	1.55%
Class I	1,000.00	1,018.65	6.61	1.30
Class N	1,000.00	1,017.39	7.88	1.55

*	“Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 184/365 (to reflect the full half-year period).

**	Annualized.

COZAD SMALL CAP VALUE FUND
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2014

Approval of Advisory Agreement – Cozad Small Cap Value Fund

In connection with a meeting held on February 12th and 13th, 2014, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised, discussed the approval of the investment advisory agreements (the “Advisory Agreement”) between Cozad Asset Management, Inc. (“CAM”), and the Trust, with respect to the Cozad Small Cap Value Fund (“Cozad” or the “Fund”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to Cozad and the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the AdvisoryAgreement.

Nature, Extent & Quality of Service. The Board noted that CAM was established in 1972 and is currently managing approximately $1 billion in assets, providing customized asset management services including retirement and estate planning, insurance services and risk management for high net worth individuals, families and institutions throughout the country. The Board reviewed the background information of the key investment personnel responsible for servicing Cozad and expressed its satisfaction with their level of financial industry experience with portfolio management, analysis of portfolio statistical risk, product development, trading and compliance. The Board noted that the Small Cap Value strategy was developed in 2007 through a collaborative effort between Dr. David Ikenberry, a distinguished financial researcher with two decades of academic accomplishments, and CAM. The Board acknowledged the adviser’s proprietary model is based on academic research in the studies of behavioral finance which demonstrates there are predictable movements in stock prices resulting in inefficiencies in investor reaction to important corporate decisions and attempts to strategically capture this under-reaction to create stable and robust alpha for the Fund. The Board noted that a rigorous statistical risk control process is implemented in an attempt to insure that the portfolio performs in a structured and predictable fashion in accordance its benchmark. The Board further noted that in August 2011, CAM had a routine SEC examination that identified certain deficiencies and weakness. The Board discussed this examination with CAM and was satisfied with the actions taken by the adviser to correct the issues. The Board expressed satisfaction that CAM has a solid infrastructure with personnel that are client focused and team oriented along and an investment process that is research driven. The Board recognized CAM’s longevity in financial services is an indication that they have provided quality services to their clients for many years and; therefore, the Board concluded CAM has the characteristics to provide high quality service to Cozad and its shareholders.

COZAD SMALL CAP VALUE FUND
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2014

Performance. The Board reviewed the performance of the Cozad Small Cap Value Fund I, LP (“CSC Fund”), from its inception in 2010 and a composite of adviser accounts using the Small Cap Value strategy from its inception in 2007, both of which employ the same strategy as intended for the Fund. The Board noted that the CSC Fund returned 42.20%, 16.42% and 17.57% for the one year, three year and since inception periods, respectively. The Board noted that the CSC Fund outperformed its peer group averages which returned 32.33% for one year, 13.94% over three years and 7.24% since the CSC Fund’s inception. The Board noted that the CSC Fund outperformed the U.S. Small Value Morningstar Category, which returned 32.98% for one year, 12.81% over three years and 7.27% since the CSC Fund’s inception. The Board noted that the CSC Fund outperformed its benchmark, the Russell 2000 Value Index, which returned 34.52% for one year, 14.49% over three years and 6.76% since the CSC Fund’s inception. The Board noted that the Cozad Small Cap Value Composite returned 41.82% for the one year, 16.33% for the three year, 19.78% for the five year, and 10.61% since inception (July 31, 2007), generally outperforming the peer group averages and Morningstar category averages. The Board noted although past performance is not indicative of future results, the Board was impressed with the strategy’s results and the strategy’s ability to produce stable and robust alpha. The Board concluded the CAM has the potential to produce reasonable performance to the benefit of the Fund and its shareholders.

Fees & Expenses. The Board considered that CAM proposed an annual management fee of 1.30%. The Board noted that a management fee of 1.30% is higher than the Fund’s peer group average and Morningstar Category average. The Board further noted that some funds within the Morningstar Category are part of large fund complexes that may have benefited from some economies of scale. The Board noted that the advisory fee is the highest in its peer group, but within the range of fees charged by the Morningstar Category. The Board noted the Fund’s estimated expense ratio of 1.55% is higher than the peer group average and the Morningstar category average but well within the range of fees charged by the peer group and the range of fees charged by the Morningstar Category. The Board noted that CAM currently charges a 1.35% management fee to the CSC Fund. Taking into account that the research required behind the strategy is labor intensive, the Board believes the Fund will receive premium service from CAM and concluded that although the management fee is higher than the average of its peer group and Morningstar Category, it is not unreasonable.

Economies of Scale. The Board discussed the anticipated size of Cozad and its prospects for growth. The Trustees concluded that based on the anticipated size of the Fund, meaningful economies justifying breakpoints will not likely be realized during the initial term of the Advisory Agreement. A representative of the adviser agreed that as the Fund grows and the adviser achieves economies of scale, the adviser would be willing to evaluate the implementation of breakpoints. The Board agreed to monitor and address the issue at the appropriate time.

Profitability. The Board considered the anticipated profits to be realized by CAM in connection with the operation of Cozad and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They discussed the indirect benefit of 12b-1 fees. The Trustees noted that CAM anticipates realizing a net loss in connection with its relationship with

COZAD SMALL CAP VALUE FUND
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2014

the Fund during the initial term of the Advisory Agreement and a modest profit based on slightly more optimistic asset projections. The Board was satisfied that CAM’s anticipated profitability level associated with its relationship with the Fund is not excessive.

Conclusion. Having requested and received such information from CAM as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure was reasonable under the circumstances and that approval of the Advisory Agreement was in the best interests of the Trust and the future shareholders of Cozad.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡         affiliates from using your information to market to you

¡         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended September 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-528-0707 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-528-0707.

INVESTMENT ADVISER
Cozad Asset Management, Inc.
2501 Galen Drive
Champaign, Illinois 61821

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 3/12/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 3/12/15

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Treasurer

Date 3/12/15